Cover	Nov. 10, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On November 10, 2021, InMed Pharmaceuticals Inc. (the “Company”) filed a Form 8-K (the “Original Form 8-K”). This Amendment to Form 8-K is being filed to correct a typographical error in the press release originally filed as Exhibit 99.1 to the Original Form 8-K. In connection with such clarification, the corrected content in the original press release is disclosed under Item 7.01 herein. Except as set forth herein, the remainder of the Original Form 8-K remains unchanged.
Document Period End Date	Nov. 10, 2021
Entity File Number	001-39685
Entity Registrant Name	INMED PHARMACEUTICALS INC.
Entity Central Index Key	0001728328
Entity Tax Identification Number	98-1428279
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	Suite 310 - 815 W. Hastings Street
Entity Address, City or Town	Vancouver, B.C.
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 1B4
City Area Code	(604)
Local Phone Number	669-7207
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	INM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false